Convertible Loans	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Convertible Loans

13.	CONVERTIBLE LOANS

On October 16, 2024, the Company entered into Convertible Loan Agreement with Caelus Global Venture2 Limited (“Caelus Global”), a significant shareholder of the Company, to provide a convertible loan to the Company in the principal amount of US$260,000. Pursuant to the agreement, the convertible loan will be due and payable in full on the first anniversary of the receipt of the principal amount by the Company (the “Maturity Date”), and bears interest at 15% per annum (simple interest) from the date of issuance, calculated on the basis of a 365-day year. Caelus Global may convert all or part of the loan, plus accrued interest, into equity securities of the Company at any time before the Maturity Date. The conversion will be based on a pre-money valuation of US$2,000,000 on a fully diluted basis.

On December 27, 2024, February 7, 2025, March 18, 2025 and June 18, 2025, Caelus Global entered into several Supplemental Agreements to the Convertible Loan Agreement dated October 16, 2024, to provide additional batch of funding in the amount of US$692,000, subject to the terms and conditions set forth in the original loan agreement.

On April 14, 2025, August 28, 2025 and October 27, 2025, the Company entered into several Convertible Loan Agreements with Maoxing Enterprise Limited (“Maoxing”), The Simple Capital Global Limited (“Simple Capital”) and Caelus Global, to provide a convertible loan to the Company in the principal amount of HK$1,950,000 (US$250,000), HK$1,500,000 (US$192,308) and US$200,000, respectively. Pursuant to the agreements, the convertible loans will be due and payable in full on the first anniversary of the receipt of the principal amount by the Company (the “Maturity Date”), and bears interest at 15% per annum (simple interest) from the date of issuance, calculated on the basis of a 365-day year.

On December 8, 2025, Caelus Global entered into Supplemental Agreement to the Convertible Loan Agreement dated October 27, 2025, to provide additional batch of funding in the amount of US$160,000, subject to the terms and conditions set forth in the original loan agreement.

Maoxing, Simple Capital and Caelus Global may convert all or part of the indebtedness into ordinary shares of the Company at any time before the Maturity Date. The conversion for Maoxing, Simple Capital and Caelus Global will be based on pre-money valuation of US$6,000,000, US$70,400,000 and US$70,400,000 on a fully diluted basis, respectively.

The equity securities to be delivered at settlement are not readily convertible to cash as the Company is a private company upon issuance of the convertible loans, whose equity securities have no publicly traded market or relatively large trading volume to ensure the liquidity of such equity securities. Therefore, the convertible loan did not meet the net settlement criterion pursuant to ASC 815-10-15-99 and the embedded conversion option is not a derivative instrument. The convertible loans should be accounted for as liabilities in their entirety.